Income taxes - Schedule of Deferred Tax Assets And Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Net accumulated loss-carry forward	¥ 163,526	¥ 172,059
Deferred deductible advertising expense	0	2,483
Allowance	238	78
Contract liabilities	172	419
Accruals	842	2,208
Fair Value Change	1,891	0
Less: Valuation allowance	(166,669)	(177,247)	¥ (149,978)	¥ (112,539)
Net deferred tax assets	0	0
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(4,141)	(5,130)
Unrealized fair value change of the available-for-sale debt investments	0	283
Net deferred tax liabilities	¥ (4,141)	¥ (4,847)